Common Shareholders' Equity (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax		$ 63,008	[1]	$ (5,661)		$ 84,962	[1]
Gains (losses) on exchange differences on translation, before tax		37,990,079	[1]	(34,786,480)	[1]	(27,280,176)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(1,263,781)		19,669		(2,355,384)
Other comprehensive income, before tax		36,789,306		(34,772,472)		(29,550,598)
Income tax relating to cash flow hedges of other comprehensive income		16,196		(728)		20,648
Income tax relating to exchange differences on translation of other comprehensive income		0	[1]	0	[1]	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income		(339,533)		47,228		(659,198)
Charge to equity		323,337		(46,500)		638,550
Gains (losses) on cash flow hedges, net of tax	[1]	46,812		(4,933)		64,314
Gains (losses) on exchange differences on translation, net of tax		37,990,079	[1]	(34,786,480)	[1]	(27,280,176)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		(924,248)		(27,559)		(1,696,186)
Other comprehensive income		$ 37,112,643		$ (34,818,972)		$ (28,912,048)

[1]	These concepts will be reclassified to the Statement of Income when it’s settled.